Schedule V - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule V - Valuation and Qualifying Accounts
SCHEDULE V
ENSTAR GROUP LIMITED
VALUATION AND QUALIFYING ACCOUNTS
For the Years Ended December 31, 2020, 2019 and 2018
(Expressed in thousands of U.S. Dollars)

	Balance at Beginning of Year	Charged to costs and expenses	Charged to other accounts (1)	Deductions (2)	Balance at End of Year
December 31, 2020
Reinsurance balances recoverable on paid and unpaid losses:
Allowance for estimated uncollectible reinsurance	$147,639	$—	$124	$(10,641)	$137,122
Insurance balances recoverable:
Allowance for estimated uncollectible insurance	3,818	—	1,006	—	4,824
Valuation allowance for deferred tax assets	117,390	3,854	—	(3,015)	118,229

December 31, 2019
Reinsurance balances recoverable on paid and unpaid losses:
Allowance for estimated uncollectible reinsurance	156,732	—	111	(9,204)	147,639
Insurance balances recoverable:
Allowance for estimated uncollectible insurance	—	—	3,818	—	3,818
Valuation allowance for deferred tax assets	212,113	2,792	—	(97,515)	117,390

December 31, 2018
Reinsurance balances recoverable on paid and unpaid losses:
Allowance for estimated uncollectible reinsurance	165,213	—	(1,837)	(6,644)	156,732
Valuation allowance for deferred tax assets	188,300	(2,492)	18,000	8,305	212,113
(1)The 2020 amount includes $3.0 million for the cumulative effect of change in accounting principle.
(2)Credited to the related asset account.